Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payments		$ (404)
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance – January 1		10,729	$ 28,372
Issuance of shares	[1]	(8,440)	(17,452)
Loss (gain) on fair value remeasurement of contingent consideration	[2]	2,919	(218)
Foreign currency translation adjustments		50	27
Ending balance – December 31		$ 4,854	$ 10,729

[1]	On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement. On February 2, 2022, the Company issued 2,701,576 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.
[2]	Loss on fair value remeasurement of contingent consideration mainly relates to the Second Spectrum acquisition.